Restricted net assets (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2021 CNY (¥)
Restricted net assets
Percentage of net income from subsidiaries and consolidated VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Restricted net assets	¥ 160,133